Share-based compensation - Changes in other equity instruments (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	157,700	155,761
Number of outstanding units granted (in units)	28,159	18,417
Number of outstanding units performance factor impact on redemption (in units)	0	0
Number of outstanding units granted in lieu of dividends (in units)	2,827	2,484
Number of outstanding units redeemed (in units)	(33,892)	(18,962)
Number of outstanding units cancelled (in units)	0	0
Number of outstanding units, end of period (in units)	154,794	157,700
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	310,854	340,929
Number of outstanding units granted (in units)	134,080	104,980
Number of outstanding units performance factor impact on redemption (in units)	0	0
Number of outstanding units granted in lieu of dividends (in units)	5,468	5,267
Number of outstanding units redeemed (in units)	(118,135)	(131,398)
Number of outstanding units cancelled (in units)	(16,912)	(8,924)
Number of outstanding units, end of period (in units)	315,355	310,854
Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	631,122	744,887
Number of outstanding units granted (in units)	234,430	179,340
Number of outstanding units performance factor impact on redemption (in units)	47,473	143,065
Number of outstanding units granted in lieu of dividends (in units)	10,113	10,411
Number of outstanding units redeemed (in units)	(297,331)	(435,035)
Number of outstanding units cancelled (in units)	(24,305)	(11,546)
Number of outstanding units, end of period (in units)	601,502	631,122